Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of components of accounts receivable and activity in the allowance for doubtful accounts
The components of accounts receivable are as
follows:

	December 31, 2021	December 31, 2020
Trade receivables	$7,945,078	$5,451,252
Allowance for doubtful accounts	(929,800)	(404,755)

Total accounts receivable	$7,015,278	$5,046,497
The following table summarizes activity in the allowance for doubtful accounts
:

	December 31, 2021	December 31, 2020
Balance at beginning of period	$(404,755)	$(190,205)
Provision for uncollectible accounts	(641,357)	(710,882)
Uncollectible accounts written off	116,312	496,332

Balance at end of period	$(929,800)	$(404,755)

Summary of total revenue and accounts receivable	For the customers identified, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable are as follows:

	December 31, 2021	December 31, 2020
Revenue for the years ended
Customer A	<10%	21.6%

	December 31, 2021	December 31, 2020
Accounts receivable
Customer A	<10%	24.2%
Customer B	<10%	13.3%

Summary of Inventories
Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311

Summary of Property and equipment are depreciated over the estimated useful life of the asset	Property and equipment are depreciated over the estimated useful life of the asset categories as follows:

Advanced Manufacturing Machinery & Quality Equipment	5 – 10 Years
Computer & Office Hardware	5 Years
Furniture & Fixtures	7 Years
Internally Developed Software	3 – 5 years
Leasehold Improvements	Lesser of lease term or estimated useful life

ECP Environmental Growth Opportunities Corp
Reconciliation of Earnings Per Share
A reconciliation of the earnings per share is below:

	For the Year Ended December 31, 2021	For The Period From October 29, 2020 (Inception) Through December 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock

Net Earnings allocable to Redeemable Class A Common Stock	$4,660,201	$—
Denominator: Weighted Average Share Outstanding, Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding, Redeemable Class A	30,624,658	—

Basic and diluted net earnings per share, Redeemable Class A	$0.15	$—

	For the Year Ended December 31, 2021	For The Period From October 29, 2020 (Inception) Through December 31, 2020
Non-Redeemable Class B Common Stock
Numerator: Net Income allocable to Non-Redeemable Net Earnings
Net Income allocable to Non-Redeemable Class B Common Stock	$1,293,249	$(20)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B	8,498,630	7,500,000

Basic and diluted net earnings per share, Non-Redeemable Class B	$0.15	$0.00

Schedule of Class A common stock subject to possible redemption	The Class A common stock subject to possible redemption reflected in the consolidated balance sheet at December 31, 2021 is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(12,880,575)
Deferred underwriting fees	(12,075,000)
Other offering costs	(7,060,028)
Plus:
Total remeasurement of carrying value to redemption value	32,015,603

Class A common stock subject to possible redemption	$345,000,000